April 26, 2012

VIA EDGAR

Ms. Rebecca Marquigny

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

RE:       Principal Life Insurance Company Separate Account B

Principal Investment Plus Variable Annuity Contract

File Numbers 333-116220 and 811-02091

22nd Post-Effective Amendment to the Registration Statement on Form N-4

Dear Ms. Marquigny:

Enclosed herein is post-effective amendment no. 22 to registration statement on Form N-4 for Principal Investment Plus Variable Annuity Contract.  This 22nd amendment is being filed pursuant to paragraph (a) of Rule 485.

In response to Staff inquiry, we represent all information about civil unions and same-sex marriage that is material to the provisions of the Contract have been disclosed in the prospectus.

Further, we represent all required financials and exhibits have been updated and filed and any other documents needing to be updated by May 1 have been and are included in this filing.  In addition, we have completed all updates, and a request for acceleration will be included with this filing.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing.  In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Jeffrey M. Pierick

Jeffrey M. Pierick

Counsel

711 High Street

Des Moines, Iowa 503092-0300

(515) 362-2384 (office)

(866) 496-6527 (facsimile)

pierick.jeff@principal.com

JMP/kcr

Enclosure